Offerings	Feb. 02, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares	0.92
Maximum Aggregate Offering Price	$ 5,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to Purchase Common Stock, par value $0.00001 per share
Amount Registered | shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, issuable upon exercise Pre-Funded Warrants to Purchase Common Stock
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series X Warrants to purchase (3)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.Common stock warrants at an exercise price equal to the public offering price per share. For each share of Common Stock issued, the purchaser will receive one Series X Warrant to purchase two shares of Common Stock.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of Series X warrants
Maximum Aggregate Offering Price	$ 10,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants(4)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.No separate registration fee required pursuant to Rule 457(g) of the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, issuable upon exercise of Representative's warrant
Maximum Aggregate Offering Price	$ 437,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 60.42
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.Represents 7.0% of the aggregate number of shares of common stock and pre-funded warrants sold in this offering, including any shares of common stock sold pursuant to the exercise of the underwriter’s option, at an exercise price equal to 125% the public offering price per share.